Note 16 - Financial Instruments with Off-balance Sheet Risk - Financial Instrument Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loan Origination Commitments [Member]
Contractual obligations	$ 17,593	$ 15,921
Unfunded Commitments Under Lines of Credit [Member]
Contractual obligations	14,569	19,162
Standby Letters of Credit [Member]
Contractual obligations	$ 83	$ 183